Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 31,134		$ 0
Goodwill, Impairment Loss	(10,330)	$ (5,618)	0
Balance	20,804	31,134
Boca International Limited [Member]
Balance	31,134
Goodwill, Acquired During Period		248
Goodwill, Impairment Loss		(5,618)
Balance		$ 31,134
Century Skyway Limited [Member]
Goodwill, Acquired During Period			36,504
Goodwill, Impairment Loss	$ (10,330)
Giant Connection Limited [Member]
Goodwill, Acquired During Period			$ 36,504